SUPPLEMENT TO THE
DAILY MONEY FUND
U.S. TREASURY PORTFOLIO - CLASS B PROSPECTUS
DATED DECEMBER 20, 1996
The following information replaces the similar information found in the table under the heading "Expenses" in the "Key Facts" section, on page P-3.
Maximum CDSC (as a % of the lesser          5.00
of original purchase price or               A
redemption proceeds)

Maximum sales charge on reinvested distributions         Non
                                                         e

Redemption fee         Non
                       e

Exchange fee         Non
                     e

A DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
The following information replaces the similar information located on page
P-4.
EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption, at the end of each time period:
If you purchased Class B shares directly in connection with the Program or by exchange from a Fidelity Advisor equity or long-term bond fund.

      1 Year              3                    5                   10
                          Years                Years               Years
                                                                      B

(1)   $ 64A               $    74A             $ 97A               $ 129

(2)   $    14             $    44              $    77             $    129


A REFLECTS DEDUCTION OF APPLICABLE CDSC.
B REFLECTS CONVERSION TO INITIAL CLASS SHARES AFTER SEVEN YEARS.
The following information replaces the similar information located on page
P-16.
Class B shares purchased directly in connection with the Program will be assessed a CDSC based on the following schedule:
From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year         5%

1 year to less than      4%
2 years

2 years to less than     3%
3 years

3 years to less than     3%
4 years

4 years to less than     2%
5 years

5 years to less than     1%
6 years

6 years to less than     0%
seven years A

A AFTER A MAXIMUM HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO INITIAL CLASS SHARES OF THE FUND.
Investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% of the amount of your direct purchase of Class B shares.

SUPPLEMENT TO DAILY MONEY FUND
U. S. TREASURY PORTFOLIO: CLASS B
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 20, 1996
Effective January 2, 1997, Class B shares of the fund may, upon redemption, be assessed a contingent deferred sales charge (CDSC) based on the following schedule:
From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year                      5%

1 year to less than 2 years           4%

2 years to less than 3 years          3%

3 years to less than 4 years          3%

4 years to less than 5 years          2%

5 years to less than 6 years          1%

6 years to less than seven years A    0%

A AFTER A MAXIMUM HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO INITIAL CLASS SHARES OF THE FUND.
Investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% of the amount of your direct purchase of Class B shares.